SCHEDULE OF INCOME TAX PROVISION (BENEFIT) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Federal:
Current
Deferred	3,567,000	(3,090,000)
State & Local:
Current
Deferred	(1,161,100)	(974,000)
Total	2,405,900	(4,064,000)
Change in valuation allowance	(2,405,900)	4,064,000
Income tax provision (benefit)